Revenue (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Revenue (Details) [Line Items]
Performance obligations			$ 689,018		$ 716,091	$ 786,572
Advance from customers			659,650		177,590
Deferred revenue	$ 29,369		29,369		96,710	260,705
Contract balance	$ (13,488)		$ 256,341	$ 360,686
Contract liabilities					341,585	77,226
Loyalty Program [Member]
Revenue (Details) [Line Items]
Contract liabilities					96,710	$ 260,705
Previously Reported [Member]
Revenue (Details) [Line Items]
Performance obligations					$ 640,173